Cash and Cash Equivalents and Other Investments	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents and other investments [Abstract]
Cash and cash equivalents and other investments
6.	Cash and cash equivalents and other investments

Cash and cash equivalents are as follows:

	December 31,
	2021	2020
Cash	$2,065,311	$6,971,175
Cash equivalents (1)	13,064,881	756,523
	$15,130,192	$7,727,698

(1)	Cash equivalents are investments with initial original maturities of less than 90 days and consist primarily of Treasury Bills issued by the United States Treasury Department.